BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.7%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.9%
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	$9,750,000	$9,750,000	(a)

Entertainment - 3.9%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	4,800,000	4,764,000	(a)
Live Nation Entertainment Inc., Senior Notes	4.875%	11/1/24	4,800,000	4,859,616	(a)
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	9,497,000	9,844,733	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	14,050,000	14,112,382	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	10,000,000	10,217,250	(a)

Total Entertainment				43,797,981

Interactive Media & Services - 2.7%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	14,300,000	14,246,375	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	15,900,000	16,516,125	(a)

Total Interactive Media & Services				30,762,500

Media - 1.1%
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	5,500,000	6,274,345
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	5,400,000	6,016,140

Total Media				12,290,485

TOTAL COMMUNICATION SERVICES				96,600,966

CONSUMER DISCRETIONARY - 15.6%
Diversified Consumer Services - 1.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	11,650,000	11,775,162	(a)

Entertainment - 0.6%
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	6,850,000	6,987,000	(a)

Hotels, Restaurants & Leisure - 9.4%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	7,000,000	7,371,665	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	8,875,000	10,307,869	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	6,222,000	6,556,432	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	13,705,000	13,739,947	(a)
IRB Holding Corp., Senior Notes	6.750%	2/15/26	13,220,000	13,600,075	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	9,688,000	9,911,018	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report	1

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance Inc., Senior Notes	8.500%	11/15/27	$15,875,000	$17,066,657	(a)
Station Casinos LLC, Senior Notes	5.000%	10/1/25	5,250,000	5,333,554	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	12,300,000	12,368,757	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	6,400,000	7,376,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,200,000	2,173,699	(a)

Total Hotels, Restaurants & Leisure				105,805,673

Internet & Direct Marketing Retail - 0.9%
QVC Inc., Senior Secured Notes	5.450%	8/15/34	9,200,000	9,795,562

Specialty Retail - 3.7%
Ambience Merger Sub Inc., Senior Notes	7.125%	7/15/29	5,000,000	4,962,500	(a)
Carvana Co., Senior Notes	5.500%	4/15/27	16,681,000	17,047,148	(a)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes	7.750%	2/15/26	18,250,000	18,949,249	(a)

Total Specialty Retail				40,958,897

TOTAL CONSUMER DISCRETIONARY				175,322,294

CONSUMER STAPLES - 3.7%
Food Products - 1.2%
C&S Group Enterprises LLC, Senior Notes	5.000%	12/15/28	11,500,000	10,887,165	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,350,000	2,501,575	(a)

Total Food Products				13,388,740

Tobacco - 2.5%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	11,250,000	11,742,187	(a)
Vector Group Ltd., Senior Notes	10.500%	11/1/26	15,052,000	15,861,045	(a)

Total Tobacco				27,603,232

TOTAL CONSUMER STAPLES				40,991,972

ENERGY - 14.8%
Energy Equipment & Services - 3.5%
ChampionX Corp., Senior Notes	6.375%	5/1/26	5,292,000	5,523,737
LBC Tank Terminals Holding Netherlands BV, Senior Notes	6.875%	5/15/23	13,000,000	13,006,110	(a)
Welltec A/S, Senior Secured Notes	9.500%	12/1/22	14,300,000	14,389,875	(a)
Welltec International ApS, Secured Notes	8.250%	10/15/26	6,000,000	6,000,000

Total Energy Equipment & Services				38,919,722

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 10.6%
Bonanza Creek Energy Inc., Senior Notes	7.500%	4/30/26	$11,126,354	$11,224,878
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	9,363,000	9,632,186	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	1,457,000	1,489,783	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	400,000	411,001	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	8,518,000	8,768,080	(a)(b)
Energen Corp., Senior Notes	7.125%	2/15/28	4,375,000	5,290,206
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	150,000	66,000
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	150,000	66,000	(c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	7,605,000	8,444,972	(a)(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	22,500,000	23,140,125	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	25,600,000	24,678,400	(a)
Penn Virginia Escrow LLC, Senior Notes	9.250%	8/15/26	10,050,000	10,203,263	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	9,500,000	9,683,065	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	5,376,000	5,615,904	(a)

Total Oil, Gas & Consumable Fuels				118,713,863

Water Utilities - 0.7%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	7,780,000	8,347,201	(a)

TOTAL ENERGY				165,980,786

FINANCIALS - 22.7%
Banks - 0.7%
Cadence BanCorp, Subordinated Notes (4.750% to 6/30/24 then 3 mo. USD LIBOR + 3.030%)	4.750%	6/30/29	7,750,000	8,233,985	(d)

Capital Markets - 1.7%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	7,350,000	7,071,288	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	11,000,000	11,288,750	(a)

Total Capital Markets				18,360,038

Consumer Finance - 2.9%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	6,900,000	7,219,125
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	3,564,000	3,727,659	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report	3

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
PRA Group Inc., Senior Notes	5.000%	10/1/29	$9,400,000	$9,423,500	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	12,600,000	12,440,232	(a)

Total Consumer Finance				32,810,516

Diversified Financial Services - 2.9%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	10,200,000	10,200,000	(a)(e)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	23,786,000	22,452,081	(a)
Project Mustang - Bridge Loan Funding	0.750%	6/24/22	15,000,000	0	*(f)(g)(h)

Total Diversified Financial Services				32,652,081

Insurance - 4.9%
AssuredPartners Inc., Senior Notes	7.000%	8/15/25	11,400,000	11,596,080	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	9,326,000	9,303,664	(a)
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	9,000,000	9,509,085	(a)
NFP Corp., Senior Notes	6.875%	8/15/28	17,700,000	18,096,657	(a)
USI Inc., Senior Notes	6.875%	5/1/25	6,400,000	6,521,408	(a)

Total Insurance				55,026,894

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	8,200,000	8,700,856	(a)
New Residential Investment Corp., Senior Notes	6.250%	10/15/25	16,600,000	16,750,230	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				25,451,086

Thrifts & Mortgage Finance - 7.3%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	16,600,000	16,880,706	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	9,750,000	9,959,869	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	10,200,000	10,405,020	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,550,000	9,299,313	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	6,200,000	6,623,460
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	29,350,000	28,538,437	(a)

Total Thrifts & Mortgage Finance				81,706,805

TOTAL FINANCIALS				254,241,405

HEALTH CARE - 5.9%
Health Care Providers & Services - 2.2%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	7,750,000	7,510,254	(a)
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	17,200,000	16,711,434	(a)

Total Health Care Providers & Services				24,221,688

Life Sciences Tools & Services - 1.1%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	12,500,000	12,480,625	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 2.6%
Endo Finance LLC, Senior Notes	5.750%	1/15/22	$5,555,000	$4,888,400	(a)
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	6,500,000	6,898,125	(a)
P&L Development LLC/PLD Finance Corp., Senior Secured Notes	7.750%	11/15/25	11,200,000	11,651,192	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	5,500,000	5,610,385	(a)

Total Pharmaceuticals				29,048,102

TOTAL HEALTH CARE				65,750,415

INDUSTRIALS - 9.8%
Aerospace & Defense - 0.7%
TransDigm Inc., Senior Notes	6.375%	6/15/26	6,700,000	6,920,497
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	800,000	842,000

Total Aerospace & Defense				7,762,497

Air Freight & Logistics - 0.2%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	1,816,000	1,880,014	(a)

Airlines - 0.3%
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,609,000	3,734,232	(a)

Building Products - 0.2%
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	2,700,000	2,723,639	(a)

Commercial Services & Supplies - 2.7%
Cimpress PLC, Senior Notes	7.000%	6/15/26	18,200,000	19,004,440	(a)
KAR Auction Services Inc., Senior Notes	5.125%	6/1/25	9,600,000	9,720,000	(a)
Stericycle Inc., Senior Notes	3.875%	1/15/29	1,442,000	1,452,613	(a)

Total Commercial Services & Supplies				30,177,053

Construction & Engineering - 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	12,100,000	12,629,375	(a)

Machinery - 1.1%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	11,350,000	11,654,066	(a)
Welbilt Inc., Senior Notes	9.500%	2/15/24	1,000,000	1,029,050

Total Machinery				12,683,116

Professional Services - 2.1%
CoreLogic Inc., Senior Secured Notes	4.500%	5/1/28	12,000,000	11,940,000	(a)
Korn Ferry, Senior Notes	4.625%	12/15/27	2,900,000	3,012,375	(a)
TriNet Group Inc., Senior Notes	3.500%	3/1/29	8,260,000	8,290,975	(a)

Total Professional Services				23,243,350

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report	5

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 1.4%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	$14,600,000	$15,448,625	(a)

TOTAL INDUSTRIALS				110,281,901

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.6%
Viasat Inc., Senior Notes	5.625%	9/15/25	6,750,000	6,849,105	(a)

IT Services - 1.5%
Alliance Data Systems Corp., Senior Notes	7.000%	1/15/26	15,500,000	16,634,367	(a)

Software - 3.5%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	2,600,000	2,616,250	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	7,500,000	7,546,875	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	16,000,000	16,300,000	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	12,000,000	11,955,420	(a)

Total Software				38,418,545

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp., Senior Notes	5.000%	10/1/28	8,950,000	9,156,387	(a)

TOTAL INFORMATION TECHNOLOGY				71,058,404

MATERIALS - 5.3%
Chemicals - 1.3%
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	14,000,000	14,341,250	(a)

Containers & Packaging - 0.5%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	5,690,000	6,049,039	(a)

Metals & Mining - 1.6%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	11,296,000	11,507,800	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	6,600,000	6,778,728	(a)

Total Metals & Mining				18,286,528

Paper & Forest Products - 1.9%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	20,250,000	21,087,588	(a)

TOTAL MATERIALS				59,764,405

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
XHR LP, Senior Secured Notes	6.375%	8/15/25	7,119,000	7,561,306	(a)

Real Estate Management & Development - 0.2%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	2,700,000	2,795,229	(a)

TOTAL REAL ESTATE				10,356,535

TOTAL CORPORATE BONDS & NOTES (Cost - $1,034,670,023)				1,050,349,083

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 1.8%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Radius Global Infrastructure Inc., Senior Notes	2.500%	9/15/26	$7,000,000	$6,941,394	(a)

Entertainment - 0.4%
Spotify USA Inc., Senior Notes	0.000%	3/15/26	5,000,000	4,517,500	(a)

TOTAL COMMUNICATION SERVICES				11,458,894

CONSUMER DISCRETIONARY - 0.4%
Leisure Products - 0.2%
Peloton Interactive Inc., Senior Notes	0.000%	2/15/26	3,000,000	2,655,857	(a)

Specialty Retail - 0.2%
Vroom Inc., Senior Notes	0.750%	7/1/26	2,250,000	1,813,955	(a)

TOTAL CONSUMER DISCRETIONARY				4,469,812

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	2,000,000	1,734,689	(a)
SmileDirectClub Inc., Senior Notes	0.000%	2/1/26	4,000,000	2,843,790	(a)

TOTAL HEALTH CARE				4,578,479

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $20,790,058)				20,507,185

ASSET-BACKED SECURITIES - 0.0%††
Access Point Funding I LLC, 2017-A C (Cost - $109,667)	5.820%	4/15/29	109,685	109,897	(a)

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $106,733)			64,422	0	*(f)(g)(h)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
Floatel International Ltd. (Cost - $693,103)		3/16/25	116,908	0	*(f)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,056,369,584)				1,070,966,165

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report	7

BrandywineGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $43,537,155)	0.010%	43,537,155	$43,537,155	(i)

TOTAL INVESTMENTS - 99.4% (Cost - $1,099,906,739)			1,114,503,320
Other Assets in Excess of Liabilities - 0.6%			6,911,406

TOTAL NET ASSETS - 100.0%			$1,121,414,726

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $43,537,155 and the cost was $43,537,155 (Note 2).

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

9

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$165,980,786	$0	*	$165,980,786
Other Corporate Bonds & Notes	—	884,368,297	—		884,368,297
Convertible Bonds & Notes	—	20,507,185	—		20,507,185
Asset-Backed Securities	—	109,897	—		109,897
Common Stocks	—	—	0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	1,070,966,165	0	*	1,070,966,165

Short-Term Investments†	$43,537,155	—	—		43,537,155

Total Investments	$43,537,155	$1,070,966,165	$0	*	$1,114,503,320

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$148,870,531	148,870,531	$105,333,376	105,333,376

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Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$704	—	$43,537,155

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